CHANGES IN NON-CASH WORKING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Changes In Non-cash Working Capital
Schedule Of Changes in noncash working capital
	2019	2018	2017
GST receivable	$273	$1,206	$2,489
Accounts payable and accrued liabilities	15,622	(11,261)	435,409
Due to related parties	109,235	47,565	(288,361)
	$125,130	$37,510	$149,537
Supplemental information
Non-cash items
Interest expense included in convertible debt	$45,000	$45,000	$33,976
Interest expense included in due to related parties	$5,452	$4,312	$3,301
Shares issued for mineral property interests	$7,500	$—	$—